6. ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2014
Accounts Payable And Accrued Expenses
6. ACCOUNTS PAYABLE AND ACCRUED EXPENSES

NOTE 6. ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts Payable

Accounts payable were $2,497,401 and $1,682,226 as of December 31, 2014 and December 31, 2013, respectively. Such liabilities consisted of amounts due to vendors for legal expenses, mining expenditures, external audit and other expenses incurred by the Company.

Related Party Payable and Accrued Expenses

Related party payable and accrued expenses as of December 31, 2014 and December 31, 2013 reflected the following:

	December 31,	December 31,
	2014	2013
Related party payables due to Kevin Cassidy
for amounts paid on behalf of UREE	$903	$-
Related party payables due to CRE Cloud Solutions
for services	3,248	-
Related party payables due to Lattimore Properties, Inc.
for amounts paid on behalf of UREE	74,230	80,470
Related party payables due to Logic International Consulting Group
for services	208,959	-

	$287,340	$80,470

Accrued Employee Taxes

During the years ended December 31, 2011 and 2012, the Company did not report stock-based compensation on Form 1099 or W-2, which amounted to $8,654,149 and $713,594 respectively. During the year ended December 31, 2013, the Company processed compensation to its chief executive officer as an independent contractor under Form 1099 instead of processing it as payroll under Form W-2. The Company recorded $271,602 as accounts payable as of December 31, 2014 for FICA costs for the years ended December 31, 2011, 2012 and 2013. The Company has accrued interest and penalties of $49,917 related to the taxes due to the Internal Revenue Service. Of this amount, interest of $22,757 is included in accrued interest, and penalties of $27,160 are included in other current liabilities. All stock-based compensation to officers, employees and independent contractors was recorded at their grant date fair market value in the financial statements for the years ended December 31, 2013, 2012 and 2011.